Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended June 30		Six Months Ended June 30
	2025	2024	2025	2024
Numerator
Net income attributable to equity shareholders of the Company	$228	$155	$438	$288

Denominator
Basic weighted average ordinary shares outstanding	555	554	554	554
Effect of potentially dilutive shares from employee equity plans	2	3	3	3
Diluted weighted average ordinary shares outstanding	557	557	557	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.41	$0.28	$0.79	$0.52
Diluted	$0.41	$0.28	$0.79	$0.52